Property, Plant and Equipment - Additional Information (Detail) - CAD ($) $ in Millions	Jan. 31, 2025	Jan. 31, 2024
Disclosure of detailed information about property, plant and equipment [abstract]
Assets under development	$ 176.8	$ 217.3